Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value Measurements (Tables) [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements
			Quoted Prices in
			Active Markets		Significant Other		Significant
			for Identical Instruments		Observable Inputs		Unobservable Inputs
	Recorded Value		Level 1		Level 2		Level 3
June 30,	2011	2010	2011	2010	2011	2010	2011	2010

Assets:
Marketable securities	$10,881	$8,592	$10,881	$8,592

Liabilities:
Cross-currency swaps		$10,910				$10,910
Interest rate swap		316				316

Total Liabilities		$11,226				$11,226